Bonds, mortgages and other long-term debt - PGE loan - CIC Lyonnaise de Banque (Details)		5 Months Ended		12 Months Ended
	May 15, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	May 12, 2020 EUR (€)
Bonds, mortgages and other long-term debt
Current portion of debt		$ 689,000		$ 689,000			€ 586,000
Effective interest expense | $				223,000	$ 1,003,000	$ 689,000
PGE loans (CIC Lyonnaise de Banque)
Bonds, mortgages and other long-term debt
Current portion of debt		74,340		$ 74,340			€ 63,287
Effective interest expense		$ 344	€ 295
PGE loans (CIC Lyonnaise de Banque) | IC'Alps SAS
Bonds, mortgages and other long-term debt
Debt amount granted | €								€ 600,000
Debt term	60 months
Fixed interest rate (in %)	0.70%